Cash and cash equivalents (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	[1]	11-30-2018		12-29-2016
Due date of deposits	[1]	01-30-2019		01-06-2017
Deposits monthly interest rate		0.23%		0.33%	[1]
Long-term deposits		$ 600,200	$ 4,804,224	$ 14,955,778
Banco de Chile Due On January 30 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Deposits monthly interest rate		3.50%
CLP [Member] | Banco Santander - Chile Due on January 05, 2017 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits				12-27-2016
Due date of deposits				01-05-2017
Deposits monthly interest rate				0.33%
Long-term deposits				$ 1,250,550
CLP [Member] | Banco Santander - Chile Due on January 10, 2017 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits				12-28-2016
Due date of deposits				01-10-2017
Deposits monthly interest rate				0.33%
Long-term deposits				$ 2,400,792
CLP [Member] | Banco Santander - Chile Due on January 25, 2017 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits				12-29-2016
Due date of deposits				01-25-2017
Deposits monthly interest rate				0.34%
Long-term deposits				$ 5,701,292
CLP [Member] | Banco Santander - Chile Due on January 26, 2017 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits				12-28-2016
Due date of deposits				01-26-2017
Deposits monthly interest rate				0.33%
Long-term deposits				$ 5,401,782
CLP [Member] | Banco de Chile Due On January 09 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-24-2018
Due date of deposits		01-09-2019
Deposits monthly interest rate		0.21%
Long-term deposits		$ 1,250,613
CLP [Member] | Banco Santander Chile Due On January 10 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-18-2018
Due date of deposits		01-10-2019
Deposits monthly interest rate		0.25%
Long-term deposits		$ 2,803,033
CLP [Member] | Banco Santander Chile1 Due On January 10 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-19-2018
Due date of deposits		01-10-2019
Deposits monthly interest rate		0.26%
Long-term deposits		$ 10,010,400
CLP [Member] | Banco Santander Chile Due On January 24 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2018
Due date of deposits		01-24-2019
Deposits monthly interest rate		0.25%
Long-term deposits		$ 10,003,333
CLP [Member] | Banco Consorcio - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-20-2017
Due date of deposits			01-03-2018
Deposits monthly interest rate			0.24%
Long-term deposits			$ 4,804,224
ARS [Member] | Banco Frances - Argentina [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits				12-12-2016
Due date of deposits				01-11-2017
Deposits monthly interest rate				1.60%
Long-term deposits				$ 201,362
ARS [Member] | Banco Frances - Argentina [Member] | Banco Frances - Argentina Due On March 07, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-07-2018
Due date of deposits		03-07-2019
Deposits monthly interest rate		0.53%
Long-term deposits		$ 5,921,330
ARS [Member] | Banco Frances - Argentina [Member] | Banco Frances - Argentina Due On March 12, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-12-2018
Due date of deposits		03-12-2019
Deposits monthly interest rate		0.50%
Long-term deposits		$ 5,110,766
ARS [Member] | Banco Frances - Argentina [Member] | Banco Itaú - Argentina Due On January 07, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		11-07-2018
Due date of deposits		01-07-2019
Deposits monthly interest rate		0.58%
Long-term deposits		$ 6,013,947
ARS [Member] | HSBC Bank Chile [Member] | Banco HSBC - Argentina Due On March 12, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-12-2018
Due date of deposits		03-12-2019
Deposits monthly interest rate		0.50%
Long-term deposits		$ 4,921,479
USD [Member] | Banco de Chile Due On January 30 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-21-2018
Due date of deposits		01-30-2019
Long-term deposits		$ 486,812
USD [Member] | Banco de Chile Due On January 25 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-26-2018
Due date of deposits		01-25-2019
Deposits monthly interest rate		3.25%
Long-term deposits		$ 139,017
USD [Member] | Banco de Chile1 Due On January 25 2019 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2018
Due date of deposits		01-25-2019
Deposits monthly interest rate		2.75%
Long-term deposits		$ 62,548

[1]	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.